Liability for cash-settled share-based payments - Description of share-based payment arrangements (Details) $ in Thousands		12 Months Ended
	Jun. 06, 2023 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Liability for cash-settled share-based payments
Total intrinsic value of liabilities for vested benefits | $		$ 3,193
Liability for cash-settled share-based payments | $		$ 122,927	$ 264,477	$ 253,530
12 months
Liability for cash-settled share-based payments
Eligible to vest		33.33%
24 months
Liability for cash-settled share-based payments
Eligible to vest		33.33%
36 months
Liability for cash-settled share-based payments
Eligible to vest		33.33%
DSU
Liability for cash-settled share-based payments
Granted shares | shares	50,900
Liability for cash-settled share-based payments | $		$ 664
PSU
Liability for cash-settled share-based payments
Granted shares | shares	212,965
Liability for cash-settled share-based payments | $		$ 1,900
PSU | 25th percentile
Liability for cash-settled share-based payments
Eligible to vest		50.00%
PSU | Greater than 25th percentile
Liability for cash-settled share-based payments
Eligible to vest		100.00%
PSU | Greater than 50th percentile
Liability for cash-settled share-based payments
Eligible to vest		175.00%
PSU | Greater than 75th percentile
Liability for cash-settled share-based payments
Eligible to vest		225.00%
RSU
Liability for cash-settled share-based payments
Granted shares | shares	470,603
Forfeited shares | shares	15,000	455,603